FAIR VALUE MEASUREMENTS - Quantitative Information Regarding Level 3 Fair Value Measurements (Details) - Fair Value, Inputs, Level 3	Dec. 31, 2021 $ / shares year	Jul. 22, 2021 $ / shares year
Share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	5.55	9.85
Strike price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	11.50	11.50
Term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants | year	4.6	5.0
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.650	0.375
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.012	0.007
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement inputs of warrants	0.000	0.000